Interests in joint operations (Tables)	12 Months Ended
Jun. 30, 2020
Investments accounted for using equity method [abstract]
Summary of Significant Interests in Joint Operations
Significant joint operations of the Group are those with the most significant contributions to the Group’s net profit or net assets. The Group’s interest in the joint operations results are listed in the table below. For a complete list of the Group’s investments in joint operations, refer to Exhibit 8.1 - List of Subsidiaries.

			Group’s interest
Significant joint operations	Country of operation	Principal activity	2020%	2019%
Atlantis	US	Hydrocarbons production	44	44
Bass Strait	Australia	Hydrocarbons production	50	50
Greater Angostura	Trinidad and Tobago	Hydrocarbons production	45	45
Macedon (1)	Australia	Hydrocarbons production	71.43	71.43
Mad Dog	US	Hydrocarbons production	23.9	23.9
North West Shelf	Australia	Hydrocarbons production	12.5–16.67	12.5–16.67
Pyrenees (1)	Australia	Hydrocarbons production	40–71.43	40–71.43
ROD Integrated Development (2)	Algeria	Hydrocarbons production	29.50	29.50
Shenzi	US	Hydrocarbons production	44	44
Mt Goldsworthy (3)	Australia	Iron ore mining	85	85
Mt Newman (3)	Australia	Iron ore mining	85	85
Yandi (3)	Australia	Iron ore mining	85	85
Central Queensland Coal Associates	Australia	Coal mining	50	50

(1)
While the Group may hold a greater than 50 per cent interest in these joint operations, all the participants in these joint operations approve the operating and capital budgets and therefore the Group has joint control over the relevant activities of these arrangements.

(2)	Group interest reflects the working interest and may vary year-on-year based on the Group’s effective interest in producing wells.

(3)
These contractual arrangements are controlled by the Group and do not meet the definition of joint operations. However, as they are formed by contractual arrangement and are not entities, the Group recognises its share of assets, liabilities, revenue and expenses arising from these arrangements.

Summary of Assets Held in Joint Operations
Assets held in joint operations subject to significant restrictions are as follows:

	Group’s share
	2020	2019
	US$M	US$M
Current assets	2,059	1,946
Non-current assets	37,193	35,682

Total assets (1)	39,252	37,628

(1)
While the Group is unrestricted in its ability to sell a share of its interest in these joint operations, it does not have the right to sell individual assets that are used in these joint operations without the unanimous consent of the other participants. The assets in these joint operations are also restricted to the extent that they are only available to be used by the joint operation itself and not by other operations of the Group.